Personnel - Disclosure of Detailed Information About Number of People Employed (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and average number of employees [line items]
Number of employees	33,200	32,100	31,000
Average number of employees	32,800	31,800	31,200
North America [member]
Disclosure of number and average number of employees [line items]
Number of employees	14,100	13,800	13,500
Average number of employees	14,000	13,700	13,600
Europe [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,500	9,200	9,100
Average number of employees	9,400	9,200	9,200
Rest of world [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,600	9,100	8,400
Average number of employees	9,400	8,900	8,400
Operating segments [member]
Disclosure of number and average number of employees [line items]
Number of employees	32,400	31,300	30,200
Average number of employees	31,900	31,000	30,400
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of number and average number of employees [line items]
Number of employees	8,100	7,900	7,500
Average number of employees	8,000	7,700	7,500
Operating segments [member] | Risk & business analytics [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,100	8,700	8,100
Average number of employees	9,000	8,600	8,200
Operating segments [member] | Legal [member]
Disclosure of number and average number of employees [line items]
Number of employees	10,600	10,500	10,600
Average number of employees	10,600	10,600	10,700
Operating segments [member] | Exhibitions [member]
Disclosure of number and average number of employees [line items]
Number of employees	4,600	4,200	4,000
Average number of employees	4,400	4,100	4,000
Corporate/shared functions [member]
Disclosure of number and average number of employees [line items]
Number of employees	800	800	800
Average number of employees	800	800	800